Taxes on Income - Schedule of Theoretical Tax on the Pre-Tax Profit and the Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Theoretical Tax [Abstract]
Profit (loss) before taxes on income	€ (10,567)	€ 976	€ 1,081
Primary tax rate of the Company	23.00%	23.00%	23.00%
Tax benefit (tax expenses) calculated according to the Company’s primary tax rate	€ 2,430	€ (224)	€ (249)
Additional tax (tax saving) in respect of:
Different tax rate of foreign subsidiaries	140	(72)	(488)
Neutralization of tax calculated in respect of the Company’s share in profits of equity accounted investees	2,544	994	277
Difference between measurement basis of income (expenses) for tax purposes and measurement basis of income (expenses) for financial reporting purposes	(235)	(47)	(706)
Changes in deferred taxes for tax losses and benefits from previous years for which deferred taxes were not created in the past	156	713	282
Utilization of tax losses and benefits from prior years for which deferred taxes were not created	18	1,363	566
Change in temporary differences for which deferred tax were not recognized	260	106
Current year tax losses and benefits for which deferred taxes were not created	(3,639)	(1,275)	(1,199)
Permanent differences	(250)	(122)	(135)
Actual tax benefit (taxes on income)	€ 1,424	€ 1,436	€ (1,652)